Note 21 - Borrowings - Non-current and Current Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total non-current portion of non-current borrowings	$ 368	$ 11,399
Total current borrowings and current portion of non-current borrowings	305,354	425,999
Total Borrowings	305,722	437,398	$ 583,437
Bank borrowings [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings before costs of issue of debt	368	11,399
Current borrowings before costs of issue of debt	305,151	411,541
Bank overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings before costs of issue of debt	$ 203	$ 14,458